Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT
DEBT

Outstanding debt balances were as follows:

	December 31,
	2015	2014
Notes payable – current
Uncommitted lines of credit	$19.2	$24.8
Term loan	11.5	—
Other	1.3	0.8
	$32.0	$25.6
Long-term debt
Credit facility	$168.0	$240.0
Term loan	218.5	—
Senior notes	225.0	225.0
Industrial development revenue bonds	—	11.9
Other	1.6	2.9
Long-term deferred financing fees	(6.9)	(2.5)
	$606.2	$477.3

As of December 31, 2015, the Company had various short-term uncommitted lines of credit with borrowing limits of $89.0. The weighted-average interest rate on outstanding borrowings on the short-term uncommitted lines of credit as of December 31, 2015 and 2014 was 5.66 percent and 2.96 percent, respectively. The increase in the weighted-average interest rate is attributable to the change in mix of borrowings of foreign entities. Short-term uncommitted lines mature in less than one year. The amount available under the short-term uncommitted lines at December 31, 2015 was $69.0.

The Company entered into a revolving and term loan credit agreement (the Credit Agreement), dated as of November 23, 2015, among the Company and certain of the Company's subsidiaries, as borrowers, JPMorgan Chase Bank, N.A., as Administrative Agent, and the lenders named therein. The Credit Agreement included, among other things, mechanics for the Company’s existing revolving and term loan A facilities to be refinanced under the Credit Agreement. On December 23, 2015, the Company entered into a Replacement Facilities Effective Date Amendment among the Company, certain of the Company’s subsidiaries, the lenders identified therein and JPMorgan Chase Bank, N.A., as Administrative Agent, pursuant to which the Company is refinancing its existing $520.0 revolving and $230.0 term loan A senior unsecured credit facilities (which have been terminated and repaid in full) with, respectively, a new unsecured revolving facility (the Revolving Facility) in an amount of up to $520.0 and a new (non-delayed draw) unsecured term loan A facility (the Term A Facility) on substantially the same terms as the Delayed Draw Term Facility (as defined in the Credit Agreement) in the amount of up to $230.0. The Revolving Facility and Term A Facility will be subject to the same maximum consolidated net leverage ratio and minimum consolidated interest coverage ratio as the Delayed Draw Term Facility. On December 23, 2020, the Term A Facility will mature and the Revolving Facility automatically terminate. The weighted-average interest rate on the term loan as of December 31, 2015 was 2.33 percent, which is variable based on the LIBOR.

In June 2015, the Company entered into a Second Amendment to the Credit Agreement (Second Amendment), which provides for a term loan in the aggregate principal amount of $230.0 with escalating quarterly principal payments and a balloon payment due upon maturity in August 2019. The Second Amendment replaced the net debt to net capitalization financial covenant with a net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) financial covenant and, accordingly, modified the facility fee and interest rate pricing schedules. The Credit Agreement continues to provide a revolving credit facility with availability of up to $520.0. The Company has the ability, subject to various approvals, to increase the borrowing limits by $250.0. In August 2014, the Company entered into the First Amendment to the Credit Agreement and Guaranty (First Amendment), which increased its borrowing limits under the revolving credit facility from $500.0 to $520.0. The First Amendment also extended the maturity date of the revolving credit facility to August 2019. Up to $50.0 of the revolving credit facility is available under a swing line sub-facility. The weighted-average interest rate on outstanding credit facility borrowings as of December 31, 2014 was 1.69 percent which is variable based on the LIBOR.

The amount available under the Revolving Facility as of December 31, 2015 was $352.0. The Company incurred $6.0 and $1.4 of fees related to its amended credit facility in 2015 and 2014, respectively, which are amortized as a component of interest expense over the term of the facility.

In March 2006, the Company issued senior notes in an aggregate principal amount of $300.0 with a weighted-average fixed interest rate of 5.50 percent. The Company entered into a derivative transaction to hedge interest rate risk on $200.0 of the senior notes, which was treated as a cash flow hedge. This reduced the effective interest rate from 5.50 percent to 5.36 percent. The Company funded the repayment of $75.0 of the senior notes at maturity in March 2013 using borrowings under its revolving credit facility. The maturity dates of the remaining senior notes are staggered, with $175.0 and $50.0 due in March 2016 and 2018, respectively. For the $175.0 of the Company's senior notes maturing in March 2016, management intended to fund the repayment through the revolving credit facility and/or proceeds from the sale of the Company's electronic security business.

The Company expects to receive the full $350.0 in cash proceeds, subject to working capital adjustments, from the divestiture of its electronic security business during the first quarter of 2016. The proceeds from the divestiture, net of deal costs and other related divestiture costs, will be placed in escrow to provide for the repayment of the senior notes due March 2016 and a portion of the financing for the Business Combination. The use of these funds will be restricted to the earlier of November 21, 2016, the cancellation of the tender offer or the payments for certain acquisition related items.

Maturities of long-term debt as of December 31, 2015 are as follows:

Maturities of Long-Term Debt
2016	$175.0
2017	1.2
2018	50.4
2019	0.1
Thereafter	386.4
$613.1

Interest expense on the Company’s debt instruments for the years ended December 31, 2015, 2014 and 2013 was $23.4, $22.4 and $26.9, respectively.

As of December 31, 2015, all the industrial development revenue bonds were repaid in full. In 1997, industrial development revenue bonds were issued on behalf of the Company. The proceeds from the bond issuances were used to construct manufacturing facilities in the United States. The Company guaranteed the payments of principal and interest on the bonds by obtaining letters of credit. The bonds were issued with a 20-year original term and were scheduled to mature in 2017. Each industrial development revenue bond carried a variable interest rate, which was reset weekly by the remarketing agents. During the third quarter of 2015, the Company repaid $7.5 of the industrial development revenue bonds, the remaining $4.4 was repaid during the fourth quarter of 2015. The weighted-average interest rate on the bonds was 0.27 percent as of December 31, 2014.

The Company’s financing agreements contain various restrictive financial covenants, including net debt to capitalization, net debt to EBITDA and net interest coverage ratios. As of December 31, 2015, the Company was in compliance with the financial and other covenants in its debt agreements.